Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2019:

	2020	2021	Total

Forward – fuel oil:
Litres (thousands)	16,438	—	16,438
Average strike price	$0.33	$—	$0.33

Forward – gas oil:
Litres (thousands)	21,908	1,717	23,625
Average strike price	$0.49	$0.49	$0.49

Forward – diesel:
Litres (thousands)	1,599	—	1,599
Average strike price	$0.57	$—	$0.57

Collars - fuel oil
Litres (thousand)	19,783	11,055	30,838
Average ceiling price	$0.26	$0.26	$0.26
Average floor price	$0.39	$0.39	$0.39

Collars - diesel
Litres (thousand)	6,439	6,439	12,878
Average ceiling price	$0.40	$0.40	$0.40
Average floor price	$0.57	$0.57	$0.57